October 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       Capitol Series Trust; Form N-1A

    File No. 811-22895

Dear Sir or Madam:

Pursuant the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, enclosed please find one electronically signed initial Registration Statement on Form N-1A for Capitol Series Trust (the “Trust”). The Trust is a newly organized Ohio business trust. The initial Registration Statement concerns Institutional and Investors Shares of Meritage Growth Equity Fund, Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund, the Trust’s initial series.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 228-7295.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk

cc:         Matthew J. Miller, Capitol Series Trust